Provision for Income Taxes (Tables)	12 Months Ended
Feb. 26, 2022
Income Tax Disclosure [Abstract]
Components of the Provision for Income Taxes
The components of the (benefit) provision for income taxes are as follows:

	Fiscal Year Ended
(in thousands)	February 26, 2022	February 27, 2021	February 29, 2020
Current:
Federal	$(43,740)	$(336,506)	$2,455
State and local	3,397	1,211	(7,973)

	(40,343)	(335,295)	(5,518)

Deferred:
Federal	73,006	150,861	(124,578)
State and local	54,304	(1,555)	(20,941)

	127,310	149,306	(145,519)

	$86,967	$(185,989)	$(151,037)

Schedule of Deferred Tax Assets and Liabilities	The significant components of the Company’s deferred tax assets and liabilities consist of the following:

(in thousands)	February 26, 2022	February 27, 2021
Deferred tax assets:
Inventories	$4,077	$13,040
Operating lease liabilities	473,397	484,290
Insurance	6,416	9,086
Stock-based compensation	1,592	1,014
Merchandise credits and gift card liabilities	56,690	52,584
Accrued expenses	23,412	31,914
Intangibles	1,685	1,008
Goodwill	90	1,596
Carryforwards and other tax credits	189,746	86,914
Other	34,991	34,104
Valuation allowance:	(249,529)	(26,011)

Deferred tax liabilities:
Depreciation	(146,970)	(105,649)
Prepaid expenses	(1,155)	(26,356)
Operating lease assets	(376,079)	(409,535)
Other	(18,499)	(17,977)

	$(136)	$130,022

Summary of Gross Unrecognized Tax Benefits from Uncertain Tax Positions Activity
The following table summarizes the activity related to the gross unrecognized tax benefits from uncertain tax positions:

(in thousands)	February 26, 2022	February 27, 2021
Balance at beginning of year	$105,749	$51,781
Increase related to current year positions	1,125	69,106
Decrease related to prior year positions	(1,902)	(2,797)
Settlements	(2,340)	(4,981)
Lapse of statute of limitations	(7,114)	(7,360)

Balance at end of year	$95,518	$105,749

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes the reconciliation between the effective income tax rate and the federal statutory rate:

	Fiscal Year Ended
	February 26, 2022	February 27, 2021	February 29, 2020
Federal statutory rate	21.00%	21.00%	21.00%
State income tax rate, net of federal impact	3.87	3.94	4.28
Uncertain tax positions	2.16	1.63	1.33
Goodwill non-deductible impairment charges	—	—	(4.84)
Tax deficiencies related to stock-based compensation	(0.81)	(3.18)	(3.07)
Tax credits	0.38	0.41	0.49
CARES Act	0.94	35.98	—
Valuation Allowance	(48.01)	(7.74)	—
Canadian Branch Earnings	1.60	0.78	0.90
Other	0.47	2.35	(0.34)

	(18.40)%	55.17%	19.75%